Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of geographical information of company's non-current assets
	December 31, 2020			December 31, 2019
	Canada	USA	Total	Canada	USA	Total

Mineral property interests	$12,024	$3,796	$15,820	$11,864	$4,219	$16,083
Leasehold improvements and equipment	83	-	83	128	-	128